Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations and Risks [Abstract]
Schedule of Concentrations and Risks

Details of the suppliers which accounted for 10% or more of accounts payable are as follows:

	As of December 31,
	2024	% accounts payable	2023	% accounts payable
Company A	$2,287,077	37.5	-	-
Company B	728,171	11.9	1,041,632	9.4
Company C	682,011	11.2	1,209,738	10.9
Company D	-	-	2,148,353	19.4
	$3,697,259	60.6	4,399,723	39.8

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2024	% accounts receivable	2023	% accounts receivable
Company A	$-	-%	$1,337,859	13.2%
Company B	-	-%	-	-%
Company C	-	-%	-	-%
	$-	-%	$1,337,859	13.2%